CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Class A ordinary shares	Class B ordinary shares	Class A preference shares	Ordinary shares	Additional paid-in capital	Treasury shares	Accumulated other comprehensive loss	Accumulated deficit and statutory reserve	Noncontrolling interests	Total
Balance at Dec. 31, 2019				$ 22	$ 404,292	$ (21,604)	$ (6,738)	$ (291,939)	$ (2,292)	$ 81,741
Balance, shares at Dec. 31, 2019	420,001,792	10,000,099
Net (loss) income for the year								(32,412)	309	(32,103)
Foreign currency translation gain (loss)							2,317			2,317
Share of other comprehensive loss of an equity method investee							(177)			(177)
Conversion of Class B to Class A ordinary shares, shares	10,000,000	(10,000,000)
Issuance of ordinary shares from exercise of share-based awards					25					$ 25
Issuance of ordinary shares from exercise of share-based awards, shares	125,900									125,900
Share-based compensation					8,047					$ 8,047
Balance at Dec. 31, 2020				22	412,364	(21,604)	(4,598)	(324,351)	(1,983)	59,850
Balance, shares at Dec. 31, 2020	430,127,692	99
Disposal of VIE									2,162	2,162
Acquisition of shares of consolidated subsidiaries					(981)				36,531	35,550
Net (loss) income for the year								(62,403)	(11,971)	(74,374)
Foreign currency translation gain (loss)							1,481		634	2,115
Share of other comprehensive loss of an equity method investee							631			631
Reclassification into loss from equity method investments							131			131
Issuance of ordinary shares for private placement				9	75,419					75,428
Issuance of ordinary shares for private placement, shares	185,572,963		65,000
Issuance of ordinary shares for asset acquisition/ business combinations				3	94,825					94,828
Issuance of ordinary shares for acquisition/ business combinations, shares	56,236,295
Issuance of ordinary shares from exercise of share-based awards				2	2,494					2,496
Issuance of ordinary shares from exercise of share-based awards, shares	38,141,120
Share-based compensation					6,446					6,446
Balance at Dec. 31, 2021				36	590,567	(21,604)	(2,355)	(386,754)	25,373	205,263
Balance, shares at Dec. 31, 2021	710,078,070	99	65,000
Disposal of subsidiaries									(5,542)	(5,542)
Net (loss) income for the year								(155,415)	(3,012)	(158,427)
Foreign currency translation gain (loss)							(1,605)		(130)	(1,735)
Issuance of ordinary shares for private placement, net of issuance costs				16	23,448					23,464
Issuance of ordinary shares for private placement, shares	315,666,650
Issuance of ordinary shares for asset acquisition/ business combinations				1	3,415					$ 3,416
Issuance of ordinary shares for acquisition/ business combinations, shares	16,038,930
Issuance of ordinary shares from exercise of share-based awards				1	(1)
Issuance of ordinary shares from exercise of share-based awards, shares	10,000									22,029,560
Purchase of non-controlling interests					(1,096)				$ (16,689)	$ (17,785)
Share-based compensation					4,474					4,474
Share-based compensation, shares	22,029,560
Balance at Dec. 31, 2022				$ 54	$ 620,807	$ (21,604)	$ (3,960)	$ (542,169)		$ 53,128
Balance, shares at Dec. 31, 2022	1,063,813,210	99	65,000